Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Entity Incorporation, State or Country Code	NY
Entity File Number	33-92990
Entity Address, Address Line One	730 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-3206
City Area Code	212
Local Phone Number	490-9000(Registrant’s Telephone Number, Including Area Code)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000946155
Amendment Flag	false